Loans, Allowance for Loan Losses and Impaired Loans - Schedule of Financing Receivables To Related Party (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance-beginning of year	$ 232	$ 129
New loan originations	1	137
Repayments	(12)	(34)
Balance-end of year	221	232
Line of credit facility, remaining borrowing capacity	$ 18	$ 18